Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Preferred Stock
Schedule of convertible preferred stock

As of September 30, 2021 and December 31, 2020
			Shares
	Year	Shares	Issued and		Liquidation
Series	Issued	Authorized	Outstanding	Issue Price	Value
Series A	2008	3,500,000	3,500,000	$1.0000	$3,500,000
Series A-1	2008	3,800,515	3,800,515	$0.1579	600,101
Series B	2010	4,401,242	4,401,242	$1.8177	8,000,138
Series C	2011	5,024,637	5,024,637	$3.0848	15,500,000
Series D	2012	2,412,718	2,412,718	$8.0283	19,370,024
Series E	2014	1,605,982	1,605,982	$31.1336	50,000,001
Series F	2015	4,440,498	4,440,498	$45.0400	200,000,030
Series G	2016	4,440,498	4,440,498	$45.0400	200,000,030
		29,626,090	29,626,090		$496,970,324

			Shares
	Year	Shares	Issued and	Issue	Liquidation
Series	Issued	Authorized	Outstanding	Price	Value
Series A	2008	3,500,000	3,500,000	$1.0000	$3,500,000
Series A-1	2008	3,800,515	3,800,515	$0.1579	600,101
Series B	2010	4,401,242	4,401,242	$1.8177	8,000,138
Series C	2011	5,024,637	5,024,637	$3.0848	15,500,000
Series D	2012	2,412,718	2,412,718	$8.0283	19,370,024
Series E	2014	1,605,982	1,605,982	$31.1336	50,000,001
Series F	2015	4,440,498	4,440,498	$45.0400	200,000,030
Series G	2016	4,440,498	4,440,498	$45.0400	200,000,030
		29,626,090	29,626,090		$496,970,324